Share Based Payment Arrangements - Summary of Changes to Outstanding PSUs (Details) - Performance Share Units shares in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of equity instruments, Balance, beginning of year | shares	184	261
Number of equity instruments, Granted | shares	46	55
Number of equity instruments, Reinvested | shares	1	4
Number of equity instruments, Settled | shares	(135)	(267)
Added due to performance conditions | shares	64	134
Number of equity instruments, Forfeited | shares	(5)	(3)
Number of equity instruments, Balance, end of year | shares	155	184
Weighted average grant date fair value, Balance, beginning of year | $	$ 106.17	$ 62.87
Weighted average grant date fair value, Granted | $	156.17	135.15
Weighted average grant date fair value, Reinvested | $	106.72	84.93
Weighted average grant date fair value, Settled | $	89.87	32.7
Added due to performance conditions | $	89.87	32.93
Weighted average grant date fair value, Forfeited | $	129.43	109.61
Weighted average grant date fair value, Balance, end of year | $	$ 127.72	$ 106.17